AVAILABLE FOR SALE SECURITIES (Tables)	12 Months Ended
Dec. 31, 2014
Investments, Debt and Equity Securities [Abstract]
Available-for-sale debt securities
Marketable securities held by the Company are debt securities considered to be available-for-sale securities.

(in thousands of $)	2014	2013
Amortized cost	80,743	75,657
Accumulated net unrealized (loss)/gain	(7,087)	1,268
Carrying value	73,656	76,925